7. Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Recoverable Taxes Tables
Recoverable taxes
	2017	2016
ICMS	580,630	459,255
Provision for ICMS losses (1)	(72,076)	(68,683)
PIS and COFINS	348,333	109,552
IRPJ and CSLL	295,172	195,276
Value-Added Tax (IVA) of subsidiaries Oxiteno Mexico, Oxiteno Andina, Oxiteno Uruguay and Ultrapar International	27,180	22,121
Others	15,587	6,868

Total	1,194,826	724,389

Current	881,584	541,772
Non-current	313,242	182,617

Provision for ICMS losses
Balance on 12/31/2014	67,657
Write-offs, additions and reversals, net	(2,766)
Balance on 12/31/2015	64,891
Additions, write-offs and reversals, net	3,792
Balance on 12/31/2016	68,683
Additions, write-offs and reversals, net	3,393
Balance on 12/31/2017	72,076